Feb. 01, 2023
AXS Brendan Wood TopGun Index ETF

AXS Brendan Wood TopGun Index ETF

(Ticker Symbol: TGN)

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated February 1, 2023 to the

Prospectus dated October 10, 2022, as amended October 27, 2022, as supplemented.

Effective immediately, the first sentence of the second paragraph under the “Principal Investment Strategies” section on page 4 of the Prospectus and the first sentence of the fourth paragraph under the “Additional Information About the Fund’s Principal Investment Strategies” section on page 8 of the Prospectus are deleted and replaced with the sentence below to clarify that the Brendan Wood TopGun Index universe may include Canadian listed securities.

Construction of the Index begins with the identification of approximately 1,400 companies composing the Brendan Wood “Shareholder Conviction Universe”, which are generally stocks of liquid large and mid-capitalization companies (with market capitalizations of $2 billion or greater) that trade on a national exchange in the United States and/or Canada, including American Depositary Receipts (“ADRs”).

In addition, the discussion below is added to the “Principal Risks” section beginning on page 5 of the Prospectus.

Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China.

Additionally, the discussion below is added to the “Additional Risks of Investing in the Fund” section beginning on page 11 of the Prospectus.

Risks Related to Investing in Canada. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by other countries or changes in the other countries’ economies may cause a significant impact on the Canadian economy. In particular, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. Any downturn in the U.S. or Chinese economic activity is likely to have an adverse impact on the Canadian economy.

Please file this Supplement with your records.